Document and Entity Information	Mar. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001823406
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	AFFINITY BANCSHARES, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-39914
Entity Tax Identification Number	82-1147778
Entity Address, Address Line One	3175 Highway 278
Entity Address, City or Town	Covington
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30014
City Area Code	(770)
Local Phone Number	786-7088
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	AFBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false